Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31,
	2015	2014
	U.S. Dollars
Bank balances	30,743	18,130
Restricted cash	90	90

	30,833	18,220

As of December 31, 2015 and 2014, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars).

The Company’s cash and cash equivalent balance at December 31, 2015 and 2014 is denominated in the following currencies:

	December 31,
	2015	2014
	U.S. Dollars
US Dollars	26,703	9,576
New Israeli Shekels	2,002	2,569
Euro	770	2,033
Chinese RMB	640	1,541
Japanese YEN	142	1,825
Other currencies	576	676

	30,833	18,220